FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Level 2
Fair value by hierarchy
Financial liabilities, at fair value	$ 8,225,508
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets, at fair value	9,163,298		$ 7,885,937
Mutual funds | Level 1
Fair value by hierarchy
Financial assets, at fair value	1,596,539	$ 562,380	7,718,544
Other investments | Level 1
Fair value by hierarchy
Financial assets, at fair value	$ 1,162,480	3,841,225	2,110,414
Other investments | Level 2
Fair value by hierarchy
Financial assets, at fair value		$ 732,405	$ 739,071